BLACKROCK ENHANCED CAPITAL AND INCOME FUND, INC.

ARTICLES OF AMENDMENT

BLACKROCK ENHANCED CAPITAL AND INCOME FUND, INC., a Maryland corporation (the “Corporation”), does hereby certify to the State Department of Assessments and Taxation of the State of Maryland that:

FIRST:            Pursuant to Section 2-605 of the Maryland General Corporation Law (the “MGCL”), the charter of the Corporation (the “Charter”) is hereby amended by deleting ARTICLE I thereof in its entirety and replacing it with the following:

ARTICLE I

NAME

              The name of the Corporation is BLACKROCK ENHANCED LARGE CAP CORE FUND, INC. (the “Corporation”).

SECOND:       The amendment to the Charter that is effected by these Articles of Amendment has been approved by a majority of the entire board of directors of the Corporation and is limited to a change expressly authorized by Section 2-605(a)(1) of the MGCL to be made without action by the stockholders of the Corporation.

THIRD:           These Articles of Amendment shall be effective as of the 31st day of December, 2024.

FOURTH:       As amended hereby, the Charter shall remain in full force and effect.

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IN WITNESS WHEREOF, the Corporation has caused these Articles of Amendment to be signed in its name and on its behalf on this 19th day of December, 2024, by the President and Chief Executive Officer of the Corporation who acknowledges that these Articles of Amendment are the act of the Corporation and that to the best of his knowledge, information, and belief, and under penalties for perjury, the matters and facts set forth herein are true in all material respects.

WITNESS:                                                      BLACKROCK ENHANCED CAPITAL AND INCOME FUND, INC.

/s/ Janey Ahn                                                  By:      /s/ John M. Perlowski
Janey Ahn                                                                   John M. Perlowski

Secretary                                                                     President and Chief Executive Officer

Information Classification: General

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